Inventory (Tables)	12 Months Ended
Dec. 31, 2019
Inventory
Schedule of inventory

	December 31,	December 31,
	2019	2018

Raw materials	$515,658	$1,619,504
Finished products	79,269	261,283
Work in process	700	76,271
Total Inventory	$595,627	$1,957,058